DEAN WITTER LIQUID ASSET FUND INC.  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                    10048
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1997

DEAR SHAREHOLDER:

As of February 28, 1997, Dean Witter Liquid Asset Fund had assets in excess of $12.4 billion. The Fund's annualized net yield for the six-month period ended February 28, 1997, was 4.95 percent and its annualized 30-day yield at the end of the period was 4.97 percent. On February 28, 1997, the portfolio's average maturity was 79 days.

MARKET OVERVIEW

During the period under review, rates available on money market securities remained steady, as the Federal Reserve Board's monetary policy remained constant for the past one-year period with a stable discount rate of 5.00 percent and a federal funds target of 5.25 percent. However, this may change as a result of the economy's resurging strength, which has been evident since last summer.

Industrial production and retail sales have been strong for the beginning of the first quarter of 1997. Any further increase in capacity utilization or signs of labor tightness might lead the Federal Open Market Committee to take preemptive action against possible inflationary pressures. Thus, an increase in the target for the federal funds rate and other money market rates for the balance of 1997 has become more likely with the increasing pace of economic activity.

PORTFOLIO COMPOSITION AND STRUCTURE

On February 28, 1997, approximately 81 percent of the portfolio was invested in high-quality commercial paper, 16 percent in short-term bank notes and certificates of deposit of major, financially strong commercial banks, 1 percent in bankers' acceptances issued by such institutions, and the remaining 2 percent in federal agency and U.S. Treasury obligations.

At the end of the period under review, more than 76 percent of the Fund's assets were due to mature in less than four months. The portfolio is thus well positioned for stability of principal with a

DEAN WITTER LIQUID ASSET FUND INC.
LETTER TO THE SHAREHOLDERS FEBRUARY 28, 1997, CONTINUED

high degree of liquidity. We continue to operate the Fund in a straightforward, conservative style without including structured notes or derivatives that could fluctuate excessively with changing interest rates.

LOOKING AHEAD

While economic activity has increased, we do not expect significantly higher inflation for 1997 than was experienced in 1996. We anticipate that investment yields available to the Fund during the next six months will be similar to, or perhaps slightly higher than, those achieved during the past six months. As always, the Fund seeks to provide liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

We appreciate your ongoing support of Dean Witter Liquid Asset Fund and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED)

                                                                                      ANNUALIZED
 PRINCIPAL                                                                             YIELD ON
 AMOUNT IN                                                                             DATE OF           MATURITY
 THOUSANDS                                                                             PURCHASE            DATE
------------------------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER (80.9%)
             AUTOMOTIVE - FINANCE (7.2%)
 $$295,000   Ford Motor Credit Co..................................................    5.34-5.44%    04/08/97-04/28/97
   612,000   General Motors Acceptance Corp........................................    5.41-5.71     03/14/97-08/25/97
             BANK HOLDING COMPANIES (16.1%)
   295,000   BankAmerica Corp......................................................    5.44-5.45     04/25/97-06/05/97
   500,000   Bankers Trust New York Corp...........................................    5.34-5.45     03/17/97-05/30/97
   390,000   Morgan (J.P.) & Co., Inc..............................................    5.43-5.48     03/20/97-07/15/97
    30,000   Mellon Financial Co...................................................      5.43            06/02/97
    25,000   NationsBank Corp......................................................     5.30             04/30/97
   435,000   PNC Funding Corp......................................................    5.40-5.43     03/21/97-05/01/97
   250,000   Republic New York Corp................................................    5.38-5.50     04/23/97-08/04/97
    89,000   SunTrust Banks, Inc...................................................     5.47             03/25/97
             BANKS - COMMERCIAL (32.3%)
   525,000   Abbey National North America Corp.....................................    5.42-5.65     03/24/97-10/10/97
   337,000   ABN-AMRO North America Finance Inc....................................    5.39-5.67     03/06/97-10/10/97
   350,000   ANZ (Delaware) Inc....................................................    5.34-5.57     03/04/97-09/12/97
    75,000   Barclays U.S. Funding Corp............................................    5.33-5.38     03/07/97-05/20/97
   522,000   Canadian Imperial Holdings Inc........................................    5.36-5.42     03/04/97-08/28/97
   605,000   Deutsche Bank Financial Inc...........................................    5.39-5.50     04/01/97-08/05/97
   465,000   Dresdner U.S. Finance Inc.............................................    5.35-5.62     05/07/97-07/22/97
    50,000   Internationale Nederlanden (U.S.) Funding Corp........................     5.50             07/07/97
   190,000   National Australia Funding (DE) Inc...................................    5.39-5.52     03/11/97-07/24/97
   307,000   Societe Generale N.A., Inc............................................    5.34-5.62     03/27/97-07/25/97
   280,000   Toronto-Dominion Holdings USA Inc.....................................    5.37-5.63     03/03/97-10/16/97
    50,000   Union Commercial Funding Corp.........................................     5.56             07/10/97
   310,000   Westpac Capital Corp..................................................    5.40-5.75     03/06/97-07/08/97
             BROKERAGE (1.9%)
   240,000   Goldman Sachs Group L.P...............................................    5.39-5.42     03/11/97-03/19/97
             FINANCE - COMMERCIAL (2.2%)
   270,000   CIT Group Holdings, Inc...............................................    5.32-5.47     04/09/97-05/21/97
             FINANCE - CONSUMER (8.0%)
   390,000   American Express Credit Corp..........................................    5.27-5.43     03/04/97-05/30/97
   235,000   Avco Financial Services Inc...........................................    5.40-5.49     04/08/97-06/18/97
   142,000   Beneficial Corp.......................................................    5.35-5.47     04/11/97-05/13/97
   220,000   Household Finance Corp................................................    5.37-5.42     03/07/97-05/09/97
    20,000   Norwest Financial, Inc................................................     5.30             04/16/97


 PRINCIPAL
 AMOUNT IN
 THOUSANDS          VALUE
-----------

 $$295,000   $       293,036,875
   612,000           601,334,522
             -------------------
                     894,371,397
             -------------------

   295,000           291,593,029
   500,000           495,726,511
   390,000           383,765,553
    30,000            29,585,375
    25,000            24,781,250
   435,000           432,782,128
   250,000           247,514,733
    89,000            88,679,600
             -------------------
                   1,994,428,179
             -------------------

   525,000           518,086,579
   337,000           328,838,997
   350,000           344,511,621
    75,000            74,663,611
   522,000           515,986,872
   605,000           596,294,878
   465,000           458,138,339
    50,000            49,047,111
   190,000           186,911,453
   307,000           302,951,231
   280,000           275,838,760
    50,000            49,015,681
   310,000           306,522,840
             -------------------
                   4,006,807,973
             -------------------

   240,000           239,555,072
             -------------------

   270,000           267,794,981
             -------------------

   390,000           388,288,147
   235,000           232,309,746
   142,000           140,756,753
   220,000           218,834,283
    20,000            19,865,578
             -------------------
                   1,000,054,507
             -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED) CONTINUED

                                                                                      ANNUALIZED
 PRINCIPAL                                                                             YIELD ON
 AMOUNT IN                                                                             DATE OF           MATURITY
 THOUSANDS                                                                             PURCHASE            DATE
------------------------------------------------------------------------------------------------------------------------
             FINANCE - DIVERSIFIED (7.2%)
 $ 290,000   Associates Corp. of North America.....................................    5.35-5.49%    04/07/97-05/07/97
   619,000   General Electric Capital Corp.........................................    5.33-5.98     03/03/97-10/02/97
             FOODS & BEVERAGES (0.8%)
    25,000   Coca-Cola Co..........................................................      5.37            04/02/97
    81,000   Heinz (H.J.) Co.......................................................    5.45-5.49     03/03/97-06/20/97
             INDUSTRIALS (1.0%)
   110,000   Caterpillar Financial Services Corp...................................    5.42-5.45     04/29/97-06/20/97
    12,000   Motorola Inc..........................................................     5.30             05/08/97
             INSURANCE (0.3%)
    40,000   AIG Funding Inc.......................................................    5.41-5.62     03/17/97-08/21/97
             OFFICE EQUIPMENT (2.1%)
   135,000   IBM Credit Corp.......................................................    5.34-5.40     03/13/97-05/29/97
   125,000   International Business Machines Corp..................................    5.36-5.37     03/05/97-03/19/97
             RETAIL (0.5%)
    60,000   Sears Roebuck Acceptance Corp.........................................    5.34-5.42     03/05/97-04/14/97
             TELEPHONE (0.5%)
    30,000   Ameritech Corp........................................................     5.59             03/25/97
    30,000   BellSouth Telecommunications Inc......................................     5.42             03/10/97
             UTILITIES - FINANCE (0.8%)
   100,000   National Rural Utilities Cooperative Finance Corp.....................     5.36         03/10/97-03/11/97

             TOTAL COMMERCIAL PAPER
             (AMORTIZED COST $10,045,126,448)...........................................................................

             SHORT-TERM BANK NOTES (7.9%)
   185,000   Bank of America NT & SA...............................................    5.42-5.49     03/25/97-06/27/97
   315,000   F.C.C. National Bank..................................................    5.50-5.53     04/29/97-07/11/97
   130,000   First National Bank of Boston.........................................    5.41-5.46     04/29/97-07/10/97
    25,000   First National Bank of Chicago........................................     5.40             08/20/97
   220,000   La Salle National Bank................................................    5.36-5.61     03/05/97-10/31/97
   100,000   NationsBank, N.A......................................................     5.38             03/13/97

             TOTAL SHORT-TERM BANK NOTES
             (AMORTIZED COST $975,000,000)..............................................................................


 PRINCIPAL
 AMOUNT IN
 THOUSANDS          VALUE
-----------

 $ 290,000   $       287,873,753
   619,000           610,452,608
             -------------------
                     898,326,361
             -------------------

    25,000            24,882,222
    81,000            80,167,450
             -------------------
                     105,049,672
             -------------------

   110,000           108,763,692
    12,000            11,881,227
             -------------------
                     120,644,919
             -------------------

    40,000            39,446,011
             -------------------

   135,000           134,367,946
   125,000           124,838,133
             -------------------
                     259,206,079
             -------------------

    60,000            59,729,555
             -------------------

    30,000            29,891,200
    30,000            29,959,875
             -------------------
                      59,851,075
             -------------------

   100,000            99,860,667
             -------------------

                  10,045,126,448
             -------------------

   185,000           185,000,000
   315,000           315,000,000
   130,000           130,000,000
    25,000            25,000,000
   220,000           220,000,000
   100,000           100,000,000
             -------------------

                     975,000,000
             -------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
PORTFOLIO OF INVESTMENTS FEBRUARY 28, 1997 (UNAUDITED) CONTINUED

                                                                                      ANNUALIZED
 PRINCIPAL                                                                             YIELD ON
 AMOUNT IN                                                                             DATE OF           MATURITY
 THOUSANDS                                                                             PURCHASE            DATE
------------------------------------------------------------------------------------------------------------------------
             CERTIFICATES OF DEPOSIT (8.3%)
 $ 445,000   Chase Manhattan Bank (USA)............................................    5.37-5.55%    03/07/97-07/21/97
   150,000   Mellon Bank, N.A......................................................    5.48-5.50     03/03/97-04/14/97
   340,000   Union Bank of California, N.A.........................................    5.45-5.71     03/18/97-07/10/97
    90,000   Wachovia Bank of North Carolina, N.A..................................    5.35-5.38     06/25/97-07/17/97

             TOTAL CERTIFICATES OF DEPOSIT
             (AMORTIZED COST $1,025,000,000)............................................................................

             U.S. GOVERNMENT & AGENCY OBLIGATIONS (1.8%)
    40,000   Federal Farm Credit Bank..............................................      5.57            11/12/97
    35,000   Federal Home Loan Banks...............................................     5.43             03/31/97
    50,000   Federal Home Loan Mortgage Corp.......................................     5.40             03/31/97
   100,000   U.S. Treasury Bills...................................................    5.14-5.52     03/06/97-02/05/98

             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (AMORTIZED COST $221,581,003)..............................................................................

             BANKERS' ACCEPTANCES (1.7%)
    27,000   Chase Manhattan Bank, N.A.............................................    5.32-5.43     04/22/97-05/27/97
   100,000   Corestates Bank, N.A..................................................    5.37-5.48     03/06/97-08/20/97
    10,000   First Bank National Association.......................................     5.40             05/19/97
    80,000   Republic National Bank of New York....................................     5.37             04/07/97

             TOTAL BANKERS' ACCEPTANCES
             (AMORTIZED COST $214,680,369)..............................................................................

             REPURCHASE AGREEMENT (0.1%)
    14,647   The Bank of New York (dated 02/28/97; proceeds $14,653,838;
               collateralized by $2,317,056 Federal Home Loan Banks 0.00% due
               08/26/97 valued at $2,255,767 and by $12,672,570 U.S. Treasury Note
               5.875% due 01/31/99 valued at $12,684,611) (Identified Cost
               $14,647,430)........................................................    5.25              03/03/97


 PRINCIPAL
 AMOUNT IN
 THOUSANDS          VALUE
-----------

 $ 445,000   $       445,000,000
   150,000           150,000,000
   340,000           340,000,000
    90,000            90,000,000
             -------------------

                   1,025,000,000
             -------------------

    40,000            38,492,445
    35,000            34,843,958
    50,000            49,778,333
   100,000            98,466,267
             -------------------

                     221,581,003
             -------------------

    27,000            26,717,994
   100,000            98,511,114
    10,000             9,884,572
    80,000            79,566,689
             -------------------

                     214,680,369
             -------------------

    14,647

                      14,647,430
             -------------------

TOTAL INVESTMENTS
(AMORTIZED COST $12,496,035,250) (A).....................................      100.7 % 12,496,035,250

LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS...........................       (0.7)     (86,490,517)
                                                                               -----   --------------

NET ASSETS...............................................................      100.0 % $12,409,544,733
                                                                               -----   --------------
                                                                               -----   --------------

---------------------
(a)  Cost is the same for federal income tax purposes.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1997 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (amortized cost $12,496,035,250)..........................  $12,496,035,250
Cash........................................................           90,001
Receivable for:
    Interest................................................       26,024,832
    Capital stock sold......................................          201,576
Prepaid expenses and other assets...........................          637,850
                                                              ---------------

     TOTAL ASSETS...........................................   12,522,989,509
                                                              ---------------

LIABILITIES:
Payable for:
    Capital stock repurchased...............................      107,024,766
    Investment management fee...............................        2,600,905
    Plan of distribution fee................................          950,225
Accrued expenses and other payables.........................        2,868,880
                                                              ---------------

     TOTAL LIABILITIES......................................      113,444,776
                                                              ---------------
NET ASSETS:
Paid-in-capital.............................................   12,408,857,593
Accumulated undistributed net investment income.............          687,140
                                                              ---------------

     NET ASSETS.............................................  $12,409,544,733
                                                              ---------------
                                                              ---------------

NET ASSET VALUE PER SHARE,
  12,409,528,787 SHARES OUTSTANDING (25,000,000,000 SHARES
  AUTHORIZED OF $.01 PAR VALUE).............................
                                                                        $1.00
                                                              ---------------
                                                              ---------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $330,709,419
                                                              ------------

EXPENSES
Investment management fee...................................    16,318,450
Transfer agent fees and expenses............................    13,315,657
Plan of distribution fee....................................     5,774,564
Registration fees...........................................       523,145
Shareholder reports and notices.............................       279,552
Custodian fees..............................................       168,280
Professional fees...........................................        33,674
Directors' fees and expenses................................         7,142
Other.......................................................        45,643
                                                              ------------

     TOTAL EXPENSES.........................................    36,466,107
                                                              ------------

NET INVESTMENT INCOME AND NET INCREASE......................  $294,243,312
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE SIX
                                                               MONTHS ENDED    FOR THE YEAR
                                                               FEBRUARY 28,       ENDED
                                                                   1997         AUGUST 31,
                                                               (UNAUDITED)         1996
--------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income and net increase......................  $  294,243,312  $  556,631,606
Dividends from net investment income........................    (294,244,919)   (556,625,540)
Net increase from capital stock transactions................   1,020,077,690   1,029,986,565
                                                              --------------  --------------

     NET INCREASE...........................................   1,020,076,083   1,029,992,631

NET ASSETS:
Beginning of period.........................................  11,389,468,650  10,359,476,019
                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
    $687,140 AND $688,747, RESPECTIVELY)....................  $12,409,544,733 $11,389,468,650
                                                              --------------  --------------
                                                              --------------  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1997 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Liquid Asset Fund Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was incorporated in Maryland on September 3, 1974 and commenced operations on September 22, 1975.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.35 billion; 0.325% to the portion of the daily net assets exceeding $1.35 billion but not exceeding $1.75

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1997 (UNAUDITED) CONTINUED

billion; 0.30% to the portion of the daily net assets exceeding $1.75 billion but not exceeding $2.15 billion; 0.275% to the portion of the daily net assets exceeding $2.15 billion but not exceeding $2.5 billion; 0.25% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $15 billion; 0.249% to the portion of the daily net assets exceeding $15 billion but not exceeding $17.5 billion; and 0.248% to the portion of the daily net assets exceeding $17.5 billion.

Under the terms of the Agreement, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Fund, except for expenses that the Directors determine to reimburse, as described below. The following activities and services may be provided by the Distributor, Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, its affiliates and other selected broker-dealers under the Plan: (1) compensation to, and expenses of, DWR's and other selected broker-dealers' account executives and other employees, including overhead and telephone expenses; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Fund's shares; (3) expenses incurred in connection with promoting sales of the Fund's shares; (4) preparing, printing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended February 28, 1997, the distribution fee was accrued at the annual rate of 0.10%.

DEAN WITTER LIQUID ASSET FUND INC.
NOTES TO FINANCIAL STATEMENTS FEBRUARY 28, 1997 (UNAUDITED) CONTINUED

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended February 28, 1997 aggregated $19,779,418,048 and $19,019,358,068, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At February 28, 1997, the Fund had transfer agent fees and expenses payable of approximately $2,113,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended February 28, 1997 included in Directors' fees and expenses in the Statement of Operations amounted to $755. At February 28, 1997, the Fund had an accrued pension liability of $48,525 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. CAPITAL STOCK

Transactions in capital stock, at $1.00 per share, were as follows:

                                                                                        FOR THE YEAR
                                                                                           ENDED
                                                                                      AUGUST 31, 1996
                                                                     FOR THE SIX      ----------------
                                                                     MONTHS ENDED
                                                                     FEBRUARY 28,
                                                                         1997
                                                                   ----------------
                                                                     (UNAUDITED)
Shares sold......................................................    17,124,977,740     31,284,601,651
Shares issued in reinvestment of dividends.......................       293,449,817        554,968,386
                                                                   ----------------   ----------------
                                                                     17,418,427,557     31,839,570,037
Shares repurchased...............................................   (16,398,349,867)   (30,809,583,472)
                                                                   ----------------   ----------------
Net increase.....................................................     1,020,077,690      1,029,986,565
                                                                   ----------------   ----------------
                                                                   ----------------   ----------------

DEAN WITTER LIQUID ASSET FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                   FOR THE
                     SIX
                    MONTHS
                    ENDED
                   FEBRUARY                FOR THE YEAR ENDED AUGUST 31
                   28, 1997   ------------------------------------------------------
                  (UNAUDITED)   1996       1995        1994       1993       1992
------------------------------------------------------------------------------------

PER SHARE OPERATING
PERFORMANCE:

Net asset value,
 beginning of
 period.......... $    1.00   $    1.00  $    1.00  $     1.00  $    1.00  $    1.00
                  ----------  ---------  ---------  ----------  ---------  ---------

Net investment
 income..........     0.025       0.050      0.053       0.030      0.027      0.040

Less dividends
 from net
 investment
 income..........    (0.025)     (0.050)    (0.053)     (0.030)    (0.027)    (0.040)
                  ----------  ---------  ---------  ----------  ---------  ---------

Net asset value,
 end of period... $    1.00   $    1.00  $    1.00  $     1.00  $    1.00  $    1.00
                  ----------  ---------  ---------  ----------  ---------  ---------
                  ----------  ---------  ---------  ----------  ---------  ---------

TOTAL INVESTMENT
RETURN+..........      2.51%(1)      5.15%      5.41%       3.07%      2.72%      4.10%

RATIOS TO AVERAGE
NET ASSETS:
Expenses.........      0.61%(2)      0.63%      0.65%       0.70%      0.69%      0.67%

Net investment
 income..........      4.95%(2)      5.02%      5.28%       3.02%      2.67%      4.03%

SUPPLEMENTAL DATA:
Net assets, end
 of period, in
 millions........    $12,410    $11,389    $10,359      $8,492     $7,959     $9,214

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

Board of Directors
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
----------------------------------                          DEAN WITTER
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER                        LIQUID ASSET FUND

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Jonathan R. Page
VICE PRESIDENT

Thomas F. Caloia
TREASURER

Transfer Agent
----------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
----------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager
----------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

The financial statements
included herein have been taken
from the records of the Fund
without examination by the
independent accountants and
accordingly they do not express
an opinion thereon.

This report is submitted for the
general information of
shareholders of the Fund. For
more detailed information about
the Fund, its officers and
directors, fees, expenses and
other pertinent information,                                SEMIANNUAL REPORT
please see the prospectus of the
Fund.                                                       FEBRUARY 28, 1997

This report is not authorized
for distribution to prospective
investors in the Fund unless
preceded or accompanied by an
effective prospectus.